CONSOLIDATED STATEMENTS OF EQUITY $ in Thousands	Common Stock [Member] USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Sep. 30, 2016		¥ 0		¥ 411,296,000		¥ (182,386,000)		¥ (11,177,000)		¥ (37,445,000)		¥ 38,329,000		¥ 218,617,000
Balance (in shares) at Sep. 30, 2016 | shares	2,761,334	2,761,334
Net loss for the year		¥ 0		0		(75,674,000)		0		0		(30,587,000)		(106,261,000)
Sale of treasury stock		¥ 0		(8,539,000)		0		0		14,654,000		0		¥ 6,115,000
Sale of treasury stock (in shares) | shares	50,000	50,000											50,000	50,000
Exercise of share options		¥ 0		543,000		0		0		0		0		¥ 543,000
Exercise of share options (in shares) | shares	5,500	5,500
Share-based compensation expense		¥ 0		5,404,000		0		0		0		0		5,404,000
Share-based compensation expense (in shares) | shares	13,000	13,000
Issuance of common shares		¥ 0		2,885,000		0		0		0		0		2,885,000
Issuance of common shares (in shares) | shares	29,834	29,834
Business disposal		¥ 0		392,000		0		0		0		(7,252,000)		(6,860,000)
Translation adjustments		0		0		0		(7,644,000)		0		0		(7,644,000)
Balance at Sep. 30, 2017		¥ 0		411,981,000		(258,060,000)		(18,821,000)		(22,791,000)		490,000		112,799,000
Balance (in shares) at Sep. 30, 2017 | shares	2,859,668	2,859,668
Net loss for the year		¥ 0		0		(153,663,000)		0		0		873,000		(152,790,000)
Retire and cancellation of common stock		¥ 0		0		0		0		0		0		0
Retire and cancellation of common stock (in shares) | shares	(200)	(200)
Share-based compensation expense		¥ 0		685,000		0		0		3,628,000		0		4,313,000
Share-based compensation expense (in shares) | shares	40,454	40,454
Issuance of common shares		¥ 0		15,645,000		0		0		0		0		15,645,000
Issuance of common shares (in shares) | shares	296,322	296,322
Translation adjustments		¥ 0		0		0		(3,315,000)		0		0		(3,315,000)
Balance at Sep. 30, 2018		¥ 0		428,311,000		(411,723,000)		(22,136,000)		(19,163,000)		1,363,000		(23,348,000)
Balance (in shares) at Sep. 30, 2018 | shares	3,196,244	3,196,244
Net loss for the year		¥ 0		0		(62,120,000)		0		0		(3,533,000)
Share-based compensation expense				12,188,000										12,188,000
Share-based compensation expense (in shares) | shares	207,800	207,800
Capital Contribution		¥ 0		0		0		0		0		9,379,000		9,379,000
Issuance of common shares		¥ 0		53,599,000		0		0		0		0		53,599,000
Issuance of common shares (in shares) | shares	1,397,680	1,397,680
Translation adjustments		¥ 0		0		0		(1,640,000)		0		0	$ (238)	(1,640,000)
Balance at Sep. 30, 2019	$ 0	¥ 0	$ 69,858	¥ 494,098,000	$ (66,994)	¥ (473,843,000)	$ (3,364)	¥ (23,776,000)	$ (2,709)	¥ (19,163,000)	$ 1,019	¥ 7,209,000		¥ (15,475,000)
Balance (in shares) at Sep. 30, 2019 | shares	4,801,724	4,801,724